Retirement and Deferred Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Retiree Health Care Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next fiscal year (in hundredths)	7.50%
Ultimate health care cost trend rate (in hundredths)	5.00%
Year that health care cost trend rate reaches ultimate trend rate	2020
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of 1% increase on total of service and interest cost components	$ 0.2
Effect of 1% decrease on total of service and interest cost components	(0.2)
Effect of 1% increase on benefit obligation	4.1
Effect of 1% decrease on benefit obligation	(3.5)
Defined Contribution Plans and Deferred Compensation Plans[Abstract]
Total expense for employer match and profit sharing contributions	21.5		24.6		23.7
Deferred compensation plans, asset and liability	55.5		41.3
United States Plans [Member]
Defined Benefit Plan [Roll forward]
Benefit obligation, beginning of year	57.5		56.2
Service cost	0		0
Interest cost	2.6		2.8
Curtailments	0		0
Transfers	0		0
Actuarial loss	6.0		3.1
Plan participant contributions	0		0
Benefits paid	(4.2)		(4.6)
Currency exchange rate changes	0
Benefit obligation, end of year	61.9		57.5		56.2
Change in Plan Assets [Roll forward]
Fair value of plan assets, beginning of year	34.7		36.4
Actual return on plan assets	2.8		(0.4)
Curtailments	0		0
Transfers	0		0
Plan participant contributions	0		0
Company contributions	2.7		3.3
Benefits paid	(4.2)		(4.6)
Currency exchange rate changes	0		0
Fair value of plan assets, end of year	36.0		34.7		36.4
Funded Status at End of Year [Abstract]
Funded status, end of year	(25.9)		(22.8)
Amounts Recognized [Abstract]
Noncurrent assets	11.6		12.2
Current liabilities	(2.9)		(2.8)
Noncurrent liabilities	(34.6)		(32.2)
Net amount recognized	(25.9)		(22.8)
Amounts recognized in accumulated Other Comprehensive Income / Loss, net of tax [Abstract]
Net loss	15.8		12.8
Prior service cost	0.1		0.2
Total	15.9		13.0
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	0		0
Interest cost	2.6		2.8
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	3.70%		4.60%
Rate of compensation increase (in hundredths)	3.00%		3.00%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate (in hundredths)	4.60%		5.10%		5.70%
Expected long-term return on plan assets (in hundredths)	6.30%		7.00%		7.30%
Rate of compensation increase (in hundredths)	3.00%		4.00%		4.00%
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	36.0		34.7		36.4
United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	17.9		17.2
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.9		17.2
United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	18.1		17.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	18.1		17.5
United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Non-United States Plans [Member]
Defined Benefit Plan [Roll forward]
Benefit obligation, beginning of year	264.7		244.8
Service cost	10.4		9.9
Interest cost	12.5		12.7
Curtailments	0		(1.9)
Transfers	(0.1)		(0.5)
Actuarial loss	20.4		9.4
Plan participant contributions	2.2		2.4
Benefits paid	(5.6)		(6.6)
Currency exchange rate changes	10.7		(5.5)
Benefit obligation, end of year	315.2		264.7		244.8
Change in Plan Assets [Roll forward]
Fair value of plan assets, beginning of year	250.4		226.1
Actual return on plan assets	21.2		17.4
Curtailments	0		(1.1)
Transfers	0		(1.1)
Plan participant contributions	2.2		2.4
Company contributions	17.7		18.3
Benefits paid	(5.6)		(6.6)
Currency exchange rate changes	10.5		(5.0)
Fair value of plan assets, end of year	296.4		250.4		226.1
Funded Status at End of Year [Abstract]
Funded status, end of year	(18.8)		(14.3)
Amounts Recognized [Abstract]
Noncurrent assets	31.4		29.0
Current liabilities	(0.3)		(0.2)
Noncurrent liabilities	(49.9)		(43.1)
Net amount recognized	(18.8)		(14.3)
Amounts recognized in accumulated Other Comprehensive Income / Loss, net of tax [Abstract]
Net loss	14.8		7.0
Prior service cost	6.3		6.5
Total	21.1		13.5
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	10.4		9.9
Interest cost	12.5		12.7
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.20%		4.70%
Rate of compensation increase (in hundredths)	3.60%		4.00%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate (in hundredths)	4.70%		5.10%		5.50%
Expected long-term return on plan assets (in hundredths)	4.70%		5.30%		5.50%
Rate of compensation increase (in hundredths)	4.00%		4.30%		4.50%
Expected long-term rate of return, non-U.S., lowest (in hundredths)	3.50%
Expected long-term rate of return, non-U.S., highest (in hundredths)	5.00%
Number of foreign plans using guaranteed insurance contracts	5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	296.4		250.4		226.1
Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	176.7		147.3
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	176.7		147.3
Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	119.7		103.1
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	119.7		103.1
Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Defined Benefit Pension Plans [Member]
Defined Benefit Plan [Roll forward]
Service cost	10.4		9.9		8.6
Interest cost	15.1		15.5		14.5
Plans with accumulated benefit obligations in excess of fair value of plan assets [Abstract]
Accumulated benefit obligation for plans that have plan assets	272.8		233.2
Accumulated benefit obligation	9.2		6.3
Plan assets	8.5		6.2
Plans with projected benefit obligation in excess of fair value of plan assets [Abstract]
Projected benefit obligation	16.7		41.7
Plan assets	12.4		35.8
Accumulated benefit obligation for plans that do not have plan assets	70.0		61.3
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	10.4		9.9		8.6
Interest cost	15.1		15.5		14.5
Expected return on assets	(14.7)		(15.2)		(13.4)
Curtailment and settlement	0		(1)		0
Net loss (gain)	1.1		(0.2)		(1.2)
Prior service cost	0.7		0.7		0.7
Net periodic benefit cost	12.6		9.7		9.2
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income / Loss [Abstract]
Net loss	15.4		11.6		8.5
Amortization of net (loss) gain	(1.1)		0.2		1.2
Amortization of prior service cost	(0.7)		(0.7)		(0.7)
Total recognized in other comprehensive loss	13.6		11.1		9.0
Total recognized in net periodic benefit cost and other comprehensive loss	26.2		20.8		18.2
Expected to be recognized net gain due to settlements and curtailments during next fiscal year	2.3
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	3.4
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0.5
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Estimated employer contribution to pension plans during next fiscal year	18.0
Projected benefit payment estimates [Abstract]
2013	11.3
2014	11.9
2015	12.3
2016	13.0
2017	14.3
2018-2022	81.8
Total projected benefit payments	144.6
Retiree Health Care Plan [Member]
Defined Benefit Plan [Roll forward]
Benefit obligation, beginning of year	28.5		25.5
Service cost	0.1		0.1		0.1
Interest cost	1.3		1.3		1.4
Actuarial loss	3.2		3.3
Plan participant contributions	0.2		0.1
Benefits paid	(1.9)		(1.9)
Retiree drug subsidy reimbursement	0.1		0.1
Benefit obligation, end of year	31.5		28.5		25.5
Change in Plan Assets [Roll forward]
Plan participant contributions	0.2		0.1
Benefits paid	(1.9)		(1.9)
Funded Status at End of Year [Abstract]
Funded status, end of year	(31.5)		(28.5)
Amounts Recognized [Abstract]
Current liabilities	(1.8)		(1.6)
Noncurrent liabilities	(29.7)		(26.9)
Net amount recognized	(31.5)		(28.5)
Amounts recognized in accumulated Other Comprehensive Income / Loss, net of tax [Abstract]
Net loss	2.7		0.7
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	0.1		0.1		0.1
Interest cost	1.3		1.3		1.4
Net loss (gain)	0		0		(0.1)
Net periodic benefit cost	1.4		1.4		1.4
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income / Loss [Abstract]
Net loss	3.2		3.3		1.1
Amortization of net (loss) gain	0		0		0.1
Total recognized in other comprehensive loss	3.2		3.3		1.2
Total recognized in net periodic benefit cost and other comprehensive loss	4.6		4.7		2.6
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0.3
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	3.90%		4.80%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate (in hundredths)	4.80%		5.30%		5.70%
Projected benefit payment estimates [Abstract]
2013	1.6
2014	1.6
2015	1.6
2016	1.6
2017	1.6
2018-2022	8.3
Total projected benefit payments	16.3
Cash and Cash Equivalents [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	1.8	[1]	1.8	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.8	[1]	1.8	[2]
Cash and Cash Equivalents [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	1.8	[1]	1.8	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.8	[1]	1.8	[2]
Cash and Cash Equivalents [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]	0	[2]
Cash and Cash Equivalents [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]	0	[2]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	2.6	[1]	1.5	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	2.6	[1]	1.5	[2]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	2.6	[1]	1.5	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	2.6	[1]	1.5	[2]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]	0	[2]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]	0	[2]
Equity Securities, United States Companies [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	16.1		15.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	16.1		15.4
Equity Securities, United States Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	16.1		15.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	16.1		15.4
Equity Securities, United States Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	72.8		57.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	72.8		57.9
Equity Securities, International Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	72.8		57.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	72.8		57.9
Equity Securities, International Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	18.1	[3]	17.5	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	18.1	[3]	17.5	[4]
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	18.1	[3]	17.5	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	18.1	[3]	17.5	[4]
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		59.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		59.4
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		59.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		59.4
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	112.9		38.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	112.9		38.4
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	112.9		38.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	112.9		38.4
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Unitized Funds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	101.3	[5]	87.9	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	101.3	[5]	87.9	[6]
Unitized Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	101.3	[5]	87.9	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	101.3	[5]	87.9	[6]
Unitized Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | Fixed Income Securities [Member] | Non-United States Plans [Member]
Fair value of pension plan assets by asset category [Abstract]
Percentage investment of plan assets (in hundredths)	80.00%		80.00%
Unitized Funds [Member] | Equity Securities [Member] | Non-United States Plans [Member]
Fair value of pension plan assets by asset category [Abstract]
Percentage investment of plan assets (in hundredths)	20.00%		10.00%
Unitized Funds [Member] | Cash and Cash Equivalents [Member] | Non-United States Plans [Member]
Fair value of pension plan assets by asset category [Abstract]
Percentage investment of plan assets (in hundredths)	0.00%		10.00%
Real Estate Funds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	6.8		5.3
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	6.8		5.3
Real Estate Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	6.8		5.3
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	6.8		5.3
Real Estate Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	$ 0		$ 0

[1]	This category includes a prime obligations money market portfolio.
[2]	This category includes a prime obligations money market portfolio
[3]	This category includes United States Treasury/Federal agency securities and foreign government securities.
[4]	This category includes United States Treasury/Federal agency securities and foreign government securities.
[5]	This category includes investments in approximately 80% fixed income securities and 20% equity.
[6]	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.